Significant Accounting Policies (Tables)	8 Months Ended
Sep. 30, 2025
Accounting Policies [Abstract]
Schedule of Basic and Diluted Net Income (Loss) Per Ordinary Share

The following table presents a reconciliation of the numerator and denominator used to compute basic and diluted net income (loss) per ordinary share for each class of ordinary shares for the three months ended September 30, 2025:

For the Three Months Ended
September 30, 2025
Net income	$1,879,085
Less: Remeasurement of Class A ordinary shares to redemption value	(2,106,133)
Net loss including accretion of Class A redeemable shares to redemption value	$(227,048)

	For the Three Months Ended
	September 30, 2025
	Non-redeemable Class A and	Redeemable shares
	Class B	Class A
	Ordinary shares	Ordinary shares
Total number of shares	7,837,163	20,125,000
Ownership percentage	28%	72%

Net income allocated by class	$526,665	$1,352,420

Less: Remeasurement of Class A ordinary shares to redemption value based on ownership percentage	(590,302)	(1,515,831)
Plus: Accretion applicable to remeasurement of redeemable Class A ordinary shares to redemption value	—	2,106,133
Total (loss) income based on ownership percentage	$(63,637)	$1,942,722

Weighted average shares outstanding	7,837,163	20,125,000
Basic and diluted net (loss) income per share	$(0.01)	$0.10
For the Period from February 10, 2025 (inception) through
September 30, 2025
Net income	$2,062,713
Less: Remeasurement of Class A ordinary shares to redemption value	(20,051,237)
Net loss including accretion of Class A ordinary shares to redemption value	$(17,988,524)
	For the Period from February 10, 2025 (inception) through
	September 30, 2025
	Non-redeemable Class A and	Redeemable shares
	Class B	Class A
	Ordinary shares	Ordinary shares
Total number of shares	7,837,163	20,125,000
Ownership percentage	28%	72%

Net income allocated by class	$486,646	$1,576,067

Less: Remeasurement of Class A ordinary shares to redemption value based on ownership percentage	(5,619,909)	(14,431,328)
Plus: Accretion applicable to remeasurement of redeemable Class A ordinary shares to redemption value	—	20,051,237
Total (loss) income based on ownership percentage	$(5,133,263)	$7,195,976

Weighted average shares outstanding	6,976,822	9,155,579
Basic and diluted net income (loss) per share	$(0.74)	$0.79

Schedule of Class A Ordinary Shares Subject to Possible Redemption Reflected in the Balance Sheet are Reconciled	As of September 30, 2025, the Class A ordinary shares subject to possible redemption reflected in the balance sheet are reconciled in the following table:
Gross proceeds from Initial Public Offering	$201,250,000
Less:
Proceeds allocated to Public Rights	(4,361,306)
Offering costs allocated to Class A ordinary shares subject to possible redemption	(13,262,661)
Plus:
Accretion of Class A ordinary shares subject to possible redemption	20,051,237
Class A ordinary shares subject to possible redemption at September 30, 2025	$203,677,270